Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A
Accumulated Value	$ 9,550	$ 11,275	$ 11,161	$ 11,180	$ 10,127	$ 7,911	$ 11,031	$ 14,479	$ 15,012	$ 18,042	$ 20,240
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C
Accumulated Value	10,000	11,725	11,529	11,476	10,321	8,017	11,119	14,483	14,930	17,819	$ 19,848
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	100,000	118,396	117,612	118,232	107,337	84,310	117,870	155,193	161,465	194,731	$ 219,185
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	10,000	11,774	11,627	11,636	10,520	8,208	11,436	14,974	15,516	18,608	$ 20,837
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name											Class Z
Accumulated Value	10,000	11,841	11,763	11,839	10,764	8,442	11,820	15,558	16,186	19,519	$ 21,967
Class A | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,315	12,756	12,773	14,629	16,753	20,402	18,186	20,548	26,266	$ 30,729
Class C | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,315	12,756	12,773	14,629	16,753	20,402	18,186	20,548	26,266	$ 30,729
Class I | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	100,000	103,153	127,555	127,730	146,291	167,532	204,015	181,865	205,477	262,657	$ 307,290
Class R | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,315	12,756	12,773	14,629	16,753	20,402	18,186	20,548	26,266	$ 30,729
Class Z | MSCI World Index - net
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Index - net
Accumulated Value	10,000	10,315	12,756	12,773	14,629	16,753	20,402	18,186	20,548	26,266	$ 30,729
Class A | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	12,665	12,806	12,105	11,740	10,129	13,391	17,733	18,651	21,335	$ 20,914
Class C | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	12,665	12,806	12,105	11,740	10,129	13,391	17,733	18,651	21,335	$ 20,914
Class I | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	100,000	126,650	128,056	121,053	117,396	101,288	133,906	177,327	186,510	213,349	$ 209,136
Class R | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	10,000	12,665	12,806	12,105	11,740	10,129	13,391	17,733	18,651	21,335	$ 20,914
Class Z | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	$ 10,000	$ 12,665	$ 12,806	$ 12,105	$ 11,740	$ 10,129	$ 13,391	$ 17,733	$ 18,651	$ 21,335	$ 20,914